Financial risk and capital management - Captial Management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Capital management
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ (5,040)	$ (6,750)
Net interest-bearing debt adjusted (ND2)	(8,610)	(10,417)
Capital employed adjusted, including lease liabilities (CE1)	43,460	47,239
Capital employed adjusted (CE2)	$ 39,890	$ 43,571
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	(11.60%)	(14.30%)
Net debt to capital employed adjusted (ND)/(CE)	(21.60%)	(23.90%)